NATURE OF BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Revenue Recognition

Revenue Recognition

Revenue is derived from product sales and is recognized upon shipment to the customer. Direct sales to individual customers are recognized within internet sales in the accompanying consolidated statements of income, while all sales to retailers and distributors are recognized within retail and wholesale revenues. Payments received by the Company in advance are recorded as deferred revenue until the merchandise has shipped to the customer.

A significant area of judgment affecting reported revenue and net income is estimating sales return reserves, which represent that portion of gross revenues not expected to be realized. In particular, retail revenue, including e-commerce sales, is reduced by estimates of returns. In determining estimates of returns, management analyzes historical trends, seasonal results and current economic or market conditions. The actual amount of sales returns subsequently realized may fluctuate from estimates due to several factors, including, merchandise mix, actual or perceived quality, differences between the actual product and its presentation in the website, timeliness of delivery and competitive offerings. The Company continually tracks subsequent sales return experience, compiles customer feedback to identify any pervasive issues, reassesses the marketplace, compares its findings to previous estimates and adjusts the sales return accrual and cost of sales accordingly. For the three months ended June 30, 2014 and 2013, the Company recorded a reserve of approximately $550,000 and $0, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the accompanying consolidated financial statements include the allowance for doubtful accounts, the reserve for excess and obsolete inventory, stock-based compensation, assumptions used to determine the fair value of warrant liabilities and embedded derivatives as well as the recoverability of the Company’s net deferred tax assets.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the accompanying consolidated financial statements include the allowance for doubtful accounts, the reserve for excess and obsolete inventory, assumptions used in the valuation of stock-based compensation, warrant liabilities and the allocation of proceeds with regard to convertible debt instruments as well as the recoverability of the Company’s net deferred tax assets.

Goodwill

Goodwill

Goodwill represents the excess of cost over the fair value of net tangible and identifiable intangible assets acquired. We review goodwill for impairment at the reporting unit level annually as of November 1 or, when events or circumstances dictate, more frequently. For purposes of goodwill impairment reasons our reporting units are Vapestick, FIN, and VIP. The impairment review for goodwill consists of a qualitative assessment of whether it is more-likely-than-not that a reporting unit’s fair value is less than its carrying amount, and if necessary, a two-step goodwill impairment test. Factors to consider when performing the qualitative assessment include general economic conditions, limitations on accessing capital, changes in forecasted operating results, changes in fuel prices and fluctuations in foreign exchange rates. If the qualitative assessment demonstrates that it is more-likely-than-not that the estimated fair value of the reporting unit exceeds its carrying value, it is not necessary to perform the two-step goodwill impairment test. We may elect to bypass the qualitative assessment and proceed directly to step one, for any reporting unit, in any period. We can resume the qualitative assessment for any reporting unit in any subsequent period. When performing the two-step goodwill impairment test, the fair value of the reporting unit is determined and compared to the carrying value of the net assets allocated to the reporting unit. If the fair value of the reporting unit exceeds its carrying value, no further analysis or write-down of goodwill is required. If the fair value of the reporting unit is less than the carrying value of its net assets, the implied fair value of the reporting unit is allocated to all of its underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their fair value. If necessary, goodwill is then written down to its implied fair value. As of June 30, 2014, we recognized goodwill impairment of approximately of $9 million related to our FIN reporting unit. See Note 10.

Financial Instruments

Financial Instruments

The carrying amounts of cash, accounts receivable, and accounts payable approximate fair value as of June 30, 2014 and December 31, 2013, because of the relatively short maturities of these instruments. The estimated fair values for financial instruments presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair values. The carrying values of the Company’s promissory notes approximate fair value because the underlying instruments are fixed-rate notes based on current market rates and current maturities.

Embedded Derivatives

Embedded Derivatives

The Company has issued financial instruments such as debt in which a derivative instrument is “embedded.” Upon issuing the financial instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate, non-embedded instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate, stand-alone instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value, with changes in fair value recorded in the income statement.

Intangible Assets

Intangible Assets

In connection with our acquisitions, we have acquired certain intangible assets to which value has been assigned based on our estimates. Intangible assets that are deemed to have an indefinite life are not amortized, but are subject to an annual impairment test, or when events or circumstances dictate, more frequently. The indefinite-life intangible asset impairment test consists of a comparison of the fair value of the indefinite-life intangible asset with its carrying amount. If the carrying amount exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. If the fair value exceeds its carrying amount, the indefinite-life intangible asset is not considered impaired.

Other intangible assets assigned finite useful lives are amortized on a straight-line basis over their estimated useful lives.

Foreign Currency Translation

Foreign Currency Translation

We translate assets and liabilities of our foreign subsidiaries whose functional currency is the local currency, at exchange rates in effect at the balance sheet date. We translate revenues and expenses at weighted-average exchange rates for the period. Equity is translated at historical rates and the resulting foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss), which is reflected as a separate component of stockholders’ equity (deficit).

Concentration of Credit Risk

Concentration of Credit Risk

The Company supplies products and services and extends credit where permitted by law. Due to its acquisitions, the majority of the Company’s sales are to large retail chains and distributors servicing convenience stores. The Company also generated $10.0 million and $0 of foreign sales, during the six months ended June 30, 2014 and 2013, respectively.

Concentration of Credit and Supply Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk include cash in banks in excess of federally insured limits. The Company manages this risk by maintaining all deposits in high quality financial institutions. Cash is deposited in various financial institutions. Due to the timing of deposits and posting of disbursements, balances occasionally exceed amounts insured by the Federal Deposit Insurance Corporation.

At December 31, 2013 and 2012, there were no significant concentrations of accounts receivable included in the accompanying consolidated balance sheets.

In both 2013 and 2012, all of the Company’s products were obtained from vendors in the People’s Republic of China (“China”). Because the Company sources products in China, the Company is significantly affected by economic conditions in that country, including increased duties, possible employee turnover, and labor unrest. However, the Company believes that if necessary, alternative vendors for inventory would be available.

Restricted Cash

Restricted Cash

Pursuant to certain debt agreements, the Company is required to maintain a $3 million cash balance that is restricted as to withdrawal. As the related debt is current, the restricted cash is classified as a current asset in the accompanying consolidated balance sheets. As of June 30, 2014 and December 31, 2013, restricted cash was $3,047,023 and $0.

Accounts Receivable

Accounts Receivable

Accounts receivable are primarily from retail and wholesale customers or third-party internet brokers. Management reviews accounts receivable on a monthly basis to determine if any receivables are potentially uncollectible. An allowance for doubtful accounts is determined based on a combination of historical experience, length of time outstanding, customer credit worthiness, and current economic trends. As of December 31, 2013, the Company expects the amount of any potentially uncollectible receivables to be insignificant; therefore, no allowance for doubtful accounts has been determined necessary by management. As of June 30, 2014 and December 31, 2013, the Company has recorded an allowance for doubtful accounts of $88,000 and $0, respectively.

Accounts Receivable

Accounts receivable are primarily from retail and wholesale customers or third-party internet brokers. Management reviews accounts receivable on a monthly basis to determine if any receivables are potentially uncollectible. An allowance for doubtful accounts is determined based on a combination of historical experience, length of time outstanding, customer credit worthiness, and current economic trends. As of December 31, 2013 and 2012, the Company expects the amount of any potentially uncollectible receivables to be insignificant; therefore, no allowance for doubtful accounts has been determined necessary by management. For the years ended December 31, 2013 and 2012, no accounts receivable were written off.

Inventory

Inventory

Inventory, which consists of ready for sale disposable and rechargeable e-cigarettes, batteries, cartomizers and other accessories, is carried at the lower of cost or fair market value. Cost is determined using the first-in, first-out method. Historical inventory usage and current revenue trends are considered in estimating both excess and obsolete inventories. As of June 30, 2014 and December 31 2013, the Company has recorded a reserve for its estimate of excess and obsolete inventory of $325,000 and $15,000, respectively.

Inventory

Inventory, which consists of ready for sale disposable and rechargeable e-cigarettes, batteries, cartomizers and other accessories, is carried at the lower of cost or fair market value. Cost is determined using the first-in, first-out method. Historical inventory usage and current revenue trends are considered in estimating both excess and obsolete inventories. If actual product demand and market conditions are less favorable than those projected by management, inventory write-downs may be required.

Deferred Financing Costs

Deferred Financing Costs

The Company capitalizes costs related to the issuance of debt which are included on the accompanying consolidated balance sheet. Deferred financing costs are amortized using a method that approximates the interest method over the life of the related loan and are included as a component of interest expense on the accompanying consolidated statements of operations and comprehensive loss.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior year balances in order to conform to the current year presentation. These reclassifications had no impact on working capital, net income, stockholders’ equity (deficit) or cash flows as previously reported.

Reclassifications

Certain reclassifications have been made to the prior year balances in order to conform to the current year presentation. These reclassifications had no impact on working capital, net income, stockholders’ deficit or cash flows as previously reported.

Income Taxes

Income Taxes

Prior to the conversion to a C corporation on March 8, 2013, the Company acted as a pass-through entity for tax purposes. Accordingly, the consolidated financial statements do not include a provision for federal income taxes prior to the conversion. The Company’s earnings and losses were included in the previous members’ personal income tax returns and the income tax thereon, if any, was paid by the members.

The Company now files income tax returns in the United States, which are subject to examination by the tax authorities in that jurisdiction, generally for three years after the filing date. Income taxes are provided for under the liability method, whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The calculation of the Company’s tax liabilities for uncertain income tax positions are based on estimates of whether, and the extent to which, additional taxes will be required.

We are subject to U.S. federal, state and local income taxes, and U.K. income taxes that are reflected in our consolidated financial statements. The effective tax rate for the three and six months ended June 30, 2014 was (98.53%) and (22.50%); respectively. The effective tax rate for the six months ended June 30, 2014 was significantly impacted by the recognition of a deferred income tax benefit realized as a result of deferred tax liabilities that were recorded in the Company’s recent acquisitions as discussed below.

We recently completed the acquisitions of FIN, Vapestick, and VIP. During the three months ended June 30, 2014, certain measurement-period adjustments were made with respect to certain deferred tax liabilities that were identified to exist on the acquisition date for each of these acquisitions. As a result, deferred tax liabilities have been recorded for the identifiable intangibles acquired in these acquisitions as the amounts are non-deductible for income tax. Goodwill and deferred tax liabilities were both increased by $33,964,158 during the three months ended June 30, 2014 as a result of these measurement-period adjustments.

We account for uncertainty in income taxes using a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon audit, including resolution of related appeals or litigation processes, if any. The second step requires us to estimate and measure the tax benefit as the largest amount that is more likely than not to be realized upon ultimate settlement. Such amounts are subjective, as a determination must be made on the probability of various possible outcomes. We reevaluate uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit, and new audit activity. Such a change in recognition and measurement could result in recognition of a tax benefit or an additional tax provision.

For the three months and six months ended June 30, 2014, there was no change to our total gross unrecognized tax benefit. We believe that there will not be a significant increase or decrease to the uncertain tax positions within 12 months.

We evaluate quarterly the positive and negative evidence regarding the realization of net deferred tax assets. The carrying value of our net deferred tax assets is based on our belief that it is more likely than not that we will be unable to realize some of these deferred tax assets, primarily as a result of losses incurred during our limited history. As a result of this analysis, we project that approximately $10.8 million of our deferred tax assets will not be realizable.

Income Taxes

The asset and liability method is used in accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The calculation of the Company’s tax liabilities for uncertain income tax positions based on estimates of whether, and the extent to which, additional taxes will be required.

Prior to the conversion to a corporation on March 8, 2013, the Company was a pass-through entity for income tax purposes. Accordingly, the consolidated financial statements do not include a provision for federal income taxes prior to the conversion. The Company’s earnings and losses were included in the previous members’ personal income tax returns and the income tax thereon, if any, was paid by the members. The Company now files income tax returns in the United States and state and local jurisdictions, which are subject to examination by the tax authorities in that jurisdiction, generally for three years after the filing date.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Management evaluated the Company’s tax positions and concluded that the Company had taken no uncertain tax positions that require adjustment to the consolidated financial statements.

Recent accounting pronouncements

Recent accounting pronouncements

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This ASU clarifies guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We adopted this ASU effective January 1, 2014. The adoption did not have a material change in our financial statement presentation.

On April 10, 2014, the FASB issued ASU No. 2014-08 “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” ASU No. 2014-08 changes the criteria for reporting discontinued operations and modifies related disclosure requirements. The new guidance is effective on a prospective basis for fiscal years beginning after December 15, 2014, and interim periods within annual periods beginning on or after December 15, 2015. The Company is currently assessing the future impact of ASU No. 2014-08 on its financial statements.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers,” which provides guidance for revenue recognition. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The new guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Company is currently assessing the potential impact of ASU No. 2014-09 on its financial statements.

Basis of Presentation

Basis of Presentation

These consolidated financial statements represent the consolidated financial statements of Victory, formerly known as Teckmine Industries, Inc, (“Teckmine”), and its wholly-owned operating subsidiary VEC. VEC was formed as a limited liability company under the laws of the State of Florida on March 2, 2010 and effected a conversion on March 8, 2013 into a corporation under the laws of the State of Nevada.

On June 25, 2013, pursuant to a share exchange agreement, Teckmine acquired VEC in which the existing stockholders of VEC exchanged all of their issued and outstanding shares of common stock for 32,500,000 shares of common stock of Teckmine (the “Reverse Merger”). The Reverse Merger was treated as a reverse recapitalization with VEC as the accounting acquirer and Teckmine as the accounting acquired party. Immediately after the consummation of the Reverse Merger, the previous stockholders of VEC owned 60.9% of Teckmine’s outstanding common stock and VEC became a wholly-owned subsidiary of Teckmine. Teckmine was renamed Victory. See Note 2.

As a result, the business and financial information included in these consolidated financial statements are the business and financial information of VEC.

Restatement

Restatement

The Company is restating its consolidated financial statements for the year ended December 31, 2013 to correct errors related to the fair value of warrant liabilities, the allocation of proceeds related to the issuance of common stock and a debt instrument and stock compensation expense. The Company’s decision to restate the aforementioned consolidated financial statements was made as a result of management’s reconsideration of the fair value of its stock as included in various valuation models. On April 21, 2014, management concluded, and the Board of Directors has agreed, that the fair value of the Company’s stock previously determined as if the Company were a private enterprise did not properly consider the public trading value of the Company’s stock. This error impacted the warrant liability and stockholders’ deficit in the consolidated balance sheet as well as advisory agreement warrant expense, selling, general and administrative expense and interest expense in the accompanying consolidated statement of operations and comprehensive income; accordingly, these were misstated in the previously issued consolidated financial statements. The December 31, 2013 consolidated balance sheet, consolidated statement of operations and comprehensive income, consolidated statement of stockholders’ deficit, and notes to the consolidated financial statements have been restated to correct these errors.

The effect of these error corrections on the consolidated statement of operations and comprehensive income for the year ended December 31, 2013 is to increase the net loss by $11,278,890 (including increasing advisory agreement warrant expense and selling, general and administrative expense by $9,627,269 and $200,000, respectively, and increasing interest expense by $1,451,621).

The Company’s consolidated financial statements have been restated as follows:

Consolidated Statement of Operations and Comprehensive Income

	Year Ended December 31, 2013
	As Previously Reported	Adjustments	As Restated
Advisory agreement warrants	$6,973,231	$9,627,269	$16,600,500
Selling, general and administrative	2,836,873	200,000	3,036,873
Interest expense	353,089	1,451,621	1,804,710
Net loss	(9,427,558)	(11,278,890)	(20,706,448)

Consolidated Balance Sheet

	December 31, 2013
	As Previously Reported	Adjustments	As Restated
Warrant liability	$6,973,231	$9,627,269	$16,600,500
Additional paid-in capital	3,075,517	1,651,621	4,727,138
Accumulated deficit	(10,014,158)	(11,278,890)	(21,293,048)

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Victory and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Revenue Recognition

Revenue Recognition

Revenue is derived from product sales and is recognized upon shipment to the customer and when collection is reasonably assured. Direct sales to individual customers are recognized within internet sales in the accompanying consolidated statements of operations and comprehensive income, while all sales to retailers and distributors are recognized within retail and wholesale revenues. Returns are accepted for a limited period, but are not significant to the Company’s overall operations. As such, no reserve for sales returns and allowances has been determined necessary by management at both December 31, 2013 and 2012. Payments received by the Company in advance are recorded as deferred revenue until the merchandise has shipped to the customer.

Cost of Goods Sold

Cost of Goods Sold

The Company recognizes the direct cost of purchasing product for sale, including freight-in and packaging, as cost of goods sold in the accompanying consolidated statements of operations and comprehensive income.

Shipping and Handling Costs

Outgoing shipping and handling costs are included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income and totaled $282,935 and $168,350 for the years ended December 31, 2013 and 2012, respectively

Shipping and Handling Costs

Shipping and Handling Costs

Outgoing shipping and handling costs are included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income and totaled $282,935 and $168,350 for the years ended December 31, 2013 and 2012, respectively.

Advertising and Promotion

Advertising and Promotion

The Company expenses advertising and promotion costs as incurred. Advertising and promotion expense recognized for the years ended December 31, 2013 and 2012 was $1,078,180 and $323,167, respectively, and is included in distribution, marketing, and advertising in the accompanying statements of operations and comprehensive income.

Cash and Cash Equivalents		Cash The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2013 and 2012, the Company had no cash equivalents.
Furniture and Equipment

Furniture and Equipment

The Company records furniture and equipment at historical cost, less accumulated depreciation. Major expenditures for additions and improvements that substantially extend the useful life of furniture and equipment or increase its operating effectiveness are capitalized. Repair and maintenance costs are expensed as incurred.

Long-lived assets are reviewed for impairment whenever events or circumstances warrant such a review. Recoverability of the asset is measured by comparison of its carrying amount to the undiscounted future net cash flows the asset is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value, which is measured by future discounted cash flows.

The Company depreciates the cost of property and equipment over the estimated useful lives of the assets, ranging from five to ten years, using the straight-line method. As of December 31, 2013 and 2012, the Company had furniture and equipment of $29,385 and $0, respectively, and accumulated depreciation of $2,009 and $0, respectively. Depreciation expense for the years ended December 31, 2013 and 2012 was $2,009 and $0, respectively.

Employee Stock Based Compensation

Employee Stock Based Compensation

The Company awards stock based compensation as an incentive for employees to contribute to the Company’s long-term success. The cost is measured based on the fair value of the equity or liability instruments issued on the date of grant. Determining the appropriate fair value model and calculating the fair value of stock compensation awards requires the input of certain assumptions, including the expected life of the stock compensation awards and the Company’s expected common stock price volatility.

Non-Employee Stock Based Compensation

Non-Employee Stock Based Compensation

The Company accounts for stock based compensation awards issued to non-employees for services, at either the fair value of the services or the instruments issued in exchange for such services (based on the same methodology described for employee stock based compensation), whichever is more readily determinable.

Earnings Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share data reflects the potential dilution of securities that could share in the earnings of an entity, such as stock options and warrants and convertible debt instruments only in periods where such effect would have been dilutive.

Financial Instruments

Financial Instruments

The carrying amounts of cash, accounts receivable, and accounts payable approximate fair value as of December 31, 2013 and 2012, because of the relatively short maturities of these instruments.

The estimated fair values for financial instruments presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair values. The carrying values of the Company’s promissory notes approximate fair value because the underlying instruments are fixed-rate notes based on current market rates and current maturities.